Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Preferred stock, par value		$ 0.0001
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	40,000,000	53,000,000	14,600,000
Common stock, shares issued	4,449,603	185,550	160,393
Common stock, shares outstanding	4,449,603	185,550	160,393
Pro Forma [Member]
Common stock, shares authorized		40,000,000
Common stock, shares issued		2,600,162
Common stock, shares outstanding		2,600,162
Series A Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	100,000,000	36,460,000
Preferred stock, shares outstanding	0	69,421,047	27,175,213
Preferred stock, shares issued	0	69,421,047	27,175,213
Preferred stock, liquidation preference		$ 41,652,628	$ 16,305,127
Series A Convertible Preferred Stock [Member] | Pro Forma [Member]
Preferred stock, shares authorized		5,000,000
Preferred stock, shares outstanding		0
Preferred stock, shares issued		0